SUBSEQUENT EVENTS - Unaudited Pro Forma Condensed Combined Statement of Operations (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended		18 Months Ended
	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2016	Nov. 30, 2015	May 31, 2016	May 31, 2015	Nov. 30, 2016	Nov. 30, 2015
Product sales, net	$ 608,039	$ 37,963	$ 1,257,450	$ 167,834	$ 193,734	$ 214,502
Cost of goods sold	390,103	44,163	891,360	171,664	215,997	240,017
Gross (loss)	217,936	(6,200)	366,090	(3,830)	(22,263)	(25,515)
Total expenses	818,990	243,919	1,552,744	272,101	342,506	184,258
Net Income/(loss) before other income and expenses	(601,054)	(250,119)	(1,156,654)	(275,931)	(364,769)	(209,773)
Other income and (expenses)	(302,220)	(1,504)	(743,879)	(1,504)	(35,438)	(2,820)
Net (loss)	$ (903,274)	$ (251,623)	$ (1,930,533)	$ (277,435)	(400,207)	$ (212,593)	$ (400,207)	$ (212,593)
ESD [Member]
Product sales, net					2,775,113
Cost of goods sold					2,091,010
Gross (loss)					684,103
Total expenses					555,177
Net Income/(loss) before other income and expenses					128,926
Other income and (expenses)					(1,225)
Net (loss)					127,701
Proforma Adjustments [Member]
Product sales, net
Cost of goods sold
Gross (loss)
Total expenses					10,000
Net Income/(loss) before other income and expenses					(10,000)
Other income and (expenses)					147,000
Net (loss)					157,000
ProForma Combined [Member]
Product sales, net					2,968,847
Cost of goods sold					2,307,007
Gross (loss)					661,840
Total expenses					907,683
Net Income/(loss) before other income and expenses					(245,843)
Other income and (expenses)					(183,663)
Net (loss)					$ (429,506)